PROPERTY AND EQUIPMENT - Schedule Of Quantitative Information About Right-Of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 624	[1]	$ 597
Additions	292		184
Modifications and reassessments	92		53
Disposals	(4)		(4)
Depreciation charge for the year	(140)		(118)
Impairment	(9)		(4)
Translation adjustment	(7)		(60)
Property, plant and equipment including right-of-use assets at end of period	849		624	[1]
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	238		235
Additions	29		22
Modifications and reassessments	92		53
Disposals	(3)		(3)
Depreciation charge for the year	(53)		(45)
Impairment	(1)		0
Translation adjustment	(2)		(24)
Property, plant and equipment including right-of-use assets at end of period	300		238
Telecomm-unications equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	229		225
Additions	25		18
Modifications and reassessments	88		53
Disposals	(3)		(3)
Depreciation charge for the year	(49)		(41)
Impairment	(1)
Translation adjustment	(2)		(23)
Property, plant and equipment including right-of-use assets at end of period	287		229
Land, buildings and constructions | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	5		7
Additions	1		1
Modifications and reassessments	4		0
Disposals	0		0
Depreciation charge for the year	(2)		(2)
Impairment	0
Translation adjustment	0		(1)
Property, plant and equipment including right-of-use assets at end of period	8		5
Office and other equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4		3
Additions	3		3
Modifications and reassessments	0		0
Disposals	0		0
Depreciation charge for the year	(2)		(2)
Impairment	0
Translation adjustment	0		0
Property, plant and equipment including right-of-use assets at end of period	$ 5		$ 4

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation